John Hancock
Global Equity Fund
Quarterly portfolio holdings 11/30/2023

Fund’s investments
As of 11-30-23 (unaudited)
	Shares	Value
Common stocks 95.4%		$549,892,663
(Cost $428,545,384)
France 16.2%		93,420,649
Air Liquide SA	64,305	12,190,894
Capgemini SE	90,659	18,581,325
Carrefour SA	453,946	8,606,666
Cie de Saint-Gobain SA	250,223	16,313,446
Sanofi SA	156,239	14,571,549
Thales SA	60,333	9,015,369
TotalEnergies SE	207,477	14,141,400
Ireland 5.3%		30,533,822
Accenture PLC, Class A	39,732	13,236,318
CRH PLC	249,093	15,753,038
CRH PLC (New York Stock Exchange)	24,613	1,544,466
Japan 10.0%		57,925,516
FANUC Corp.	412,720	11,459,528
Mitsubishi Estate Company, Ltd.	422,978	5,718,017
Sumitomo Mitsui Financial Group, Inc.	490,300	24,121,511
Sumitomo Mitsui Trust Holdings, Inc.	150,700	5,671,685
Tokyo Electric Power Company Holdings, Inc. (A)	2,564,700	10,954,775
Netherlands 5.3%		30,788,405
ING Groep NV	1,237,133	17,380,379
Koninklijke Ahold Delhaize NV	240,993	6,979,004
Stellantis NV	295,801	6,429,022
Spain 1.3%		7,213,040
Amadeus IT Group SA	105,060	7,213,040
Switzerland 1.3%		7,348,643
Chubb, Ltd.	32,030	7,348,643
United Kingdom 1.7%		9,686,796
Amcor PLC	308,551	2,925,063
Amcor PLC, CHESS Depositary Interest	144,956	1,373,146
Reckitt Benckiser Group PLC	78,934	5,388,587
United States 54.3%		312,975,792
Abbott Laboratories	102,963	10,738,011
Alphabet, Inc., Class A (A)	157,218	20,836,102
Analog Devices, Inc.	31,487	5,774,086
Apple, Inc.	93,825	17,822,059
Arthur J. Gallagher & Company	34,526	8,596,974
AutoZone, Inc. (A)	5,178	13,514,218
Bank of America Corp.	191,127	5,827,462
Cisco Systems, Inc.	203,479	9,844,314
ConocoPhillips	145,471	16,812,083
Corteva, Inc.	227,015	10,261,078
CSX Corp.	182,281	5,887,676
Darden Restaurants, Inc.	59,399	9,294,162
Electronic Arts, Inc.	52,972	7,310,666
Elevance Health, Inc.	29,494	14,142,078
Intercontinental Exchange, Inc.	77,328	8,803,020
Lowe’s Companies, Inc.	58,281	11,588,011
McKesson Corp.	17,763	8,358,557
2	JOHN HANCOCK GLOBAL EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United States (continued)
Microsoft Corp.	83,899	$31,790,170
Oracle Corp.	86,970	10,106,784
Otis Worldwide Corp.	110,712	9,497,982
Philip Morris International, Inc.	182,171	17,007,485
T-Mobile US, Inc.	59,363	8,931,163
United Rentals, Inc.	12,257	5,834,577
Vertex Pharmaceuticals, Inc. (A)	21,920	7,777,435
Visa, Inc., Class A	36,562	9,384,734
Walmart, Inc.	53,527	8,333,619
Waste Management, Inc.	57,013	9,748,653

Wells Fargo & Company	205,262	9,152,633
Preferred securities 2.9%		$17,064,796
(Cost $15,068,218)
South Korea 2.9%		17,064,796
Samsung Electronics Company, Ltd.	380,389	17,064,796

	Yield (%)	Shares	Value
Short-term investments 1.4%			$8,001,193
(Cost $8,001,193)
Short-term funds 1.4%			8,001,193
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	5.2014(B)	8,001,193	8,001,193

Total investments (Cost $451,614,795) 99.7%	$574,958,652
Other assets and liabilities, net 0.3%	1,675,932
Total net assets 100.0%	$576,634,584

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 11-30-23.
The fund had the following sector composition as a percentage of net assets on 11-30-23:
Information technology	21.5%
Financials	16.6%
Industrials	11.7%
Health care	9.7%
Consumer discretionary	8.3%
Consumer staples	8.0%
Materials	7.7%
Communication services	6.5%
Energy	5.4%
Utilities	1.9%
Real estate	1.0%
Short-term investments and other	1.7%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2023, by major security category or type:
	Total value at 11-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
France	$93,420,649	—	$93,420,649	—
Ireland	30,533,822	$14,780,784	15,753,038	—
Japan	57,925,516	—	57,925,516	—
Netherlands	30,788,405	—	30,788,405	—
Spain	7,213,040	—	7,213,040	—
Switzerland	7,348,643	7,348,643	—	—
United Kingdom	9,686,796	2,925,063	6,761,733	—
United States	312,975,792	312,975,792	—	—
Preferred securities	17,064,796	—	17,064,796	—
Short-term investments	8,001,193	8,001,193	—	—
Total investments in securities	$574,958,652	$346,031,475	$228,927,177	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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